RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (FY) (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 15, 2021
Balance Sheet [Abstract]
Prepaid expenses	$ 123,334			$ 467,021	$ 591,157	$ 741,545	$ 894,333	$ 993,608
Total current assets	612,924			1,809,456	2,113,024	2,606,255	3,112,435	3,573,266
Total Assets	70,443,468			287,391,235	284,790,944	284,527,352	284,660,383	285,094,449
Accumulated Deficit	(4,353,952)			2,035,850	(7,293,245)	(7,010,509)	(6,712,773)	(6,245,863)
Total Stockholders' Deficit	(4,353,262)	$ (1,787,647)	$ 1,562,438	2,036,540	(7,292,555)	(7,009,819)	(6,712,083)	(6,245,173)	$ 0
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 70,443,468			$ 287,391,235	284,790,944	284,527,352	284,660,383	$ 285,094,449
As Previously Reported [Member]
Balance Sheet [Abstract]
Prepaid expenses					182,315	459,537	732,415
Total current assets					1,704,182	2,324,247	2,950,517
Total Assets					284,382,102	284,245,344	284,498,465
Accumulated Deficit					(7,702,087)	(7,292,517)	(6,874,691)
Total Stockholders' Deficit					(7,701,397)	(7,291,827)	(6,874,001)
Total Liabilities, Temporary Equity and Stockholders' Deficit					284,382,102	284,245,344	284,498,465
Adjustment [Member]
Balance Sheet [Abstract]
Prepaid expenses					408,842	282,008	161,918
Total current assets					408,842	282,008	161,918
Total Assets					408,842	282,008	161,918
Accumulated Deficit					408,842	282,008	161,918
Total Stockholders' Deficit					408,842	282,008	161,918
Total Liabilities, Temporary Equity and Stockholders' Deficit					$ 408,842	$ 282,008	$ 161,918